Derivative Financial Instruments - Warrants inputs and assumptions (Details) - Forge Nano, Inc.	Mar. 31, 2026 Y	Dec. 31, 2025 Y	Dec. 31, 2024 Y
Expected volatility
Derivative Financial Instruments
Warrant measurement input	50	50	50
Conversion Feature measurement input			50
Risk-free rate
Derivative Financial Instruments
Warrant measurement input	4.17	4.17	4.58
Conversion Feature measurement input			3.8
Term (in years)
Derivative Financial Instruments
Warrant measurement input	0.18	0.68	0.93
Conversion Feature measurement input			2.53